                                                             Rule 497(c)
                                                             File No. 33-41628
                       SUPPLEMENT DATED DECEMBER 20, 1999

                                       TO

                            PROFILE DATED MAY 1, 1999
                                       AND
                          PROSPECTUS DATED MAY 1, 1999

                                       FOR

                              MFS REGATTA PLATINUM
                           VARIABLE AND FIXED ANNUITY

              ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


         THE FOLLOWING LANGUAGE APPLIES ONLY TO CONTRACTS ISSUED TO OR HELD BY PARTICIPANTS RESIDENT OR DOMICILED IN PUERTO RICO:

         Section 6, Taxes, of the Profile is hereby deleted with respect to Contracts issued in Puerto Rico and is hereby replaced by the following:

                           "Under the tax laws of Puerto Rico, when an annuity
                  payment is made under your Contract, your Annuitant or any other Payee is required to include as gross income the portion of each annuity payment equal to 3% of the aggregate purchase payments you made under the Contract. The amount if any, in excess of the included amount is excluded from gross income. After an amount equal to the aggregate amount excluded from gross income has been received, all of the annuity payments are considered to be taxable income. You should consult with your tax adviser for specific tax information."

         The section of the Prospectus entitled "Federal Tax Status" is hereby amended by the addition of the following sub-section:

                  "PUERTO RICO TAX CONSIDERATIONS ON VARIABLE ANNUITY CONTRACTS

                           The Contract offered by this Prospectus is considered
                  an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

                           If any annuity distributions are made under an
                  annuity contract, the annuitant or other payee will be required to include as gross income the portion of each payment equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income. After an amount equal to the aggregate amount excluded from gross income has been received, all of the annuity payments are considered to be taxable income.

                           In the event payment under a Contract is made in a
                  lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent of the Annuitant's aggregate premiums or other consideration paid.

                           The provisions of the 1994 Code with respect to
                  qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

                           For information regarding the income tax consequences
                  of owning a Contract, you should consult a qualified tax adviser."


THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF MFS REGATTA PLATINUM VARIABLE AND FIXED ANNUITY, DATED MAY 1, 1999, AND THE CURRENT PROSPECTUS OF THE MFS/SUN LIFE SERIES TRUST. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.



PLAT-16PR  12/99














                                                             Rule 497(c)
                                                             File No. 33-41628
                       SUPPLEMENT DATED DECEMBER 20, 1999

                                       TO

                            PROFILE DATED MAY 1, 1999
                                       AND
                          PROSPECTUS DATED MAY 1, 1999

                                       FOR

                                   FUTURITY II
                           VARIABLE AND FIXED ANNUITY

              ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


         THE FOLLOWING LANGUAGE APPLIES ONLY TO CONTRACTS ISSUED TO OR HELD BY PARTICIPANTS RESIDENT OR DOMICILED IN PUERTO RICO:

         Section 6, Taxes, of the Profile is hereby deleted with respect to Contracts issued in Puerto Rico and is hereby replaced by the following:

                           "Under the tax laws of Puerto Rico, when an annuity
                  payment is made under your Contract, your Annuitant or any other Payee is required to include as gross income the portion of each annuity payment equal to 3% of the aggregate purchase payments you made under the Contract. The amount if any, in excess of the included amount is excluded from gross income. After an amount equal to the aggregate amount excluded from gross income has been received, all of the annuity payments are considered to be taxable income. You should consult with your tax adviser for specific tax information."

         The section of the Prospectus entitled "Federal Tax Status" is hereby amended by the addition of the following sub-section:

                  "PUERTO RICO TAX CONSIDERATIONS ON VARIABLE ANNUITY CONTRACTS

                           The Contract offered by this Prospectus is considered
                  an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

                           If any annuity distributions are made under an
                  annuity contract, the annuitant or other payee will be required to include as gross income the portion of each payment equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income. After an amount equal to the aggregate amount excluded from gross income has been received, all of the annuity payments are considered to be taxable income.

                           In the event payment under a Contract is made in a
                  lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent of the Annuitant's aggregate premiums or other consideration paid.

                           The provisions of the 1994 Code with respect to
                  qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

                           For information regarding the income tax consequences
                  of owning a Contract, you should consult a qualified tax adviser."


THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF FUTURITY II VARIABLE AND FIXED ANNUITY, DATED MAY 1, 1999, AND THE CURRENT PROSPECTUSES OF THE FUNDS. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.





FUT 801